UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     October 27, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $646,981,877 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACORDA THERAPEUTICS INC        COM              00484M106 58102553  1759617 SH       SOLE                  1759617        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 28579895   444063 SH       SOLE                   444063        0        0
ALLERGAN INC                   COM              018490102 26844988   403502 SH       SOLE                   403502        0        0
AMARIN CORP PLC                SPONS ADR NEW    023111206  1335594   517672 SH       SOLE                   517672        0        0
ANTIGENICS INC DEL             COM              037032109  1293983  1307054 SH       SOLE                  1307054        0        0
BIOGEN IDEC INC                COM              09062X103 25959485   462571 SH       SOLE                   462571        0        0
BOSTON SCIENTIFIC CORP         COM              101137107  5519452   900400 SH       SOLE                   900400        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108  9163180   338000 SH       SOLE                   338000        0        0
CEPHALON INC                   COM              156708109 27301640   437246 SH       SOLE                   437246        0        0
DEXCOM INC                     COM              252131107  8394700   635000 SH       SOLE                   635000        0        0
ELAN PLC                       ADR              284131208 42735984  7432345 SH       SOLE                  7432345        0        0
EMDEON INC                     CL A             29084T104  2349522   192900 SH       SOLE                   192900        0        0
EXELIXIS INC                   COM              30161Q104   588000   150000 SH       SOLE                   150000        0        0
GTX INC DEL                    COM              40052B108  9963544  2896379 SH       SOLE                  2896379        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 15255495  1991579 SH       SOLE                  1991579        0        0
INSPIRE PHARMACEUTICALS INC    COM              457733103  7883750  1325000 SH       SOLE                  1325000        0        0
KING PHARMACEUTICALS INC       COM              495582108  8466000   850000 SH       SOLE                   850000        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   204000   200000 SH       SOLE                   200000        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104  3160000  1975000 SH       SOLE                  1975000        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109 17530000   500000 SH       SOLE                   500000        0        0
MAKO SURGICAL CORP             COM              560879108 11335947  1183293 SH       SOLE                  1183293        0        0
MANNKIND CORP                  COM              56400P201 10261991  1518046 SH       SOLE                  1518046        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 16091285  1051718 SH       SOLE                  1051718        0        0
MASIMO CORP                    COM              574795100  6882120   252000 SH       SOLE                   252000        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 32253685  1087814 SH       SOLE                  1087814        0        0
NXSTAGE MEDICAL INC            COM              67072V103 10414256   545249 SH       SOLE                   545249        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 27118640  1028000 SH       SOLE                  1028000        0        0
OPKO HEALTH INC                COM              68375N103 12670784  5656600 SH       SOLE                  5656600        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106   631250   125000 SH       SOLE                   125000        0        0
QUIDEL CORP                    COM              74838J101 31164640  2835727 SH       SOLE                  2835727        0        0
TENET HEALTHCARE CORP          COM              88033G100 74915684 15871967 SH       SOLE                 15871967        0        0
THORATEC CORP                  COM NEW          885175307 40201217  1087107 SH       SOLE                  1087107        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  6967154  2262063 SH       SOLE                  2262063        0        0
WEBMD HEALTH CORP              COM              94770V102 65441459  1312241 SH       SOLE                  1312241        0        0